Expense Example {- Tax-Exempt Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-11 - Tax-Exempt Portfolio - Class III	May 28, 2022 USD ($)
Expense Example:
1 year	$ 44
3 years	147
5 years	262
10 years	$ 597